Taxation - Schedule of Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (1,978)	£ (1,684)
Exchange differences	82	(30)
Recognised in income statement - continuing operations	(256)	(121)
Recognised in other comprehensive income and equity	(65)	(145)
Discontinued operations		2
Tax rate change-recognised in income statement	363
Tax rate change-recognised in other comprehensive income and equity	(11)
Ending balance	(1,865)	(1,978)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	43	60
Exchange differences	(1)	2
Recognised in income statement - continuing operations	(15)	(25)
Recognised in other comprehensive income and equity	5	6
Ending balance	32	43
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	324	343
Exchange differences	(11)	8
Recognised in income statement - continuing operations	(84)	(8)
Reclassification	5
Recognised in other comprehensive income and equity	35	(21)
Discontinued operations		2
Tax rate change-recognised in income statement	(30)
Tax rate change-recognised in other comprehensive income and equity	(5)
Ending balance	234	324
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(180)	(126)
Exchange differences	7	6
Recognised in income statement - continuing operations	(134)	(60)
Reclassification	(4)
Tax rate change-recognised in income statement	19
Ending balance	(292)	(180)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,277)	(2,201)
Exchange differences	89	(51)
Recognised in income statement - continuing operations	(14)	(25)
Tax rate change-recognised in income statement	390
Ending balance	(1,812)	(2,277)
Post employment plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	112	240
Exchange differences	(2)	5
Recognised in income statement - continuing operations	(9)	(3)
Reclassification	(1)
Recognised in other comprehensive income and equity	(105)	(130)
Tax rate change-recognised in income statement	(16)
Tax rate change-recognised in other comprehensive income and equity	(6)
Ending balance	£ (27)	£ 112